UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 98.1%
	AUSTRALIA - 9.6%
30,590	BHP Billiton Ltd.	$1,391,967
1,606,137	CFS Retail Property Trust - REIT	3,052,586
57,724	Newcrest Mining Ltd.	2,508,085
56,826	Origin Energy Ltd.	917,082
26,280	Woolworths Ltd.	777,790
		8,647,510

	BERMUDA - 1.5%
64,946	Nordic American Tankers Shipping Ltd.	1,330,094
		1,330,094

	BRAZIL - 7.7%
91,700	AES Tiete S.A. - Preferred	1,424,414
118,411	Cia Energetica de Minas Gerais - ADR	2,285,332
99,913	Telecomunicacoes de Sao Paulo S.A. - ADR	3,169,241
		6,878,987

	CANADA - 19.2%
3,000	Agnico-Eagle Mines Ltd.	167,250
24,400	Alamos Gold, Inc.	432,353
32,620	ARC Resources Ltd.	850,452
10,100	Barrick Gold Corp.	480,457
67,330	Crescent Point Energy Corp.	3,026,661
142,200	Ensign Energy Services, Inc.	3,062,930
43,525	Goldcorp, Inc.	2,080,930
39,650	Peyto Exploration & Development Corp.	966,922
16,035	Potash Corp of Saskatchewan, Inc.	926,983
177,780	Precision Drilling Corp.*	3,070,145
162,290	Yamana Gold, Inc.	2,106,524
		17,171,607

	CHILE - 1.0%
1,544,742	Aguas Andinas S.A. - A Shares	888,016
		888,016

	CHINA - 3.1%
216,000	China Shenhua Energy Co., Ltd. - H Shares	1,085,023
446,000	China Yurun Food Group Ltd.	1,402,021
768,000	Sichuan Expressway Co., Ltd. - H Shares	337,009
		2,824,053

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value
	HONG KONG - 8.6%
164,000	Cheung Kong Infrastructure Holdings Ltd.	$944,808
94,500	China Mobile Ltd.	940,302
119,000	CLP Holdings Ltd.	1,099,342
700	Esprit Holdings Ltd.	2,039
2,112,500	Kingboard Laminates Holdings Ltd.	1,265,806
10,500,000	Shougang Concord International Enterprises Co., Ltd.	983,480
2,377,264	Skyworth Digital Holdings Ltd.	1,531,210
670,000	Texwinca Holdings Ltd.	942,191
		7,709,178

	JAPAN - 8.1%
64,700	Asahi Breweries Ltd.	1,371,571
166,500	ITOCHU Corp.	1,924,855
54,000	JGC Corp.	1,686,952
16,600	Lawson, Inc.	898,084
13,600	Nidec Corp.	1,353,199
		7,234,661

	LUXEMBOURG - 0.8%
903	APERAM	25,040
18,075	ArcelorMittal	563,036
15,000	Pacific Drilling S.A.*	128,151
		716,227

	NETHERLANDS - 3.8%
91,665	Royal Dutch Shell PLC - A Shares	3,371,877
		3,371,877

	NEW ZEALAND - 1.6%
960,152	Kiwi Income Property Trust - REIT	852,313
197,805	New Zealand Refining Co., Ltd.	608,476
		1,460,789

	NORWAY - 16.7%
26,800	Fred Olsen Energy ASA	1,039,288
62,474	Leroey Seafood Group ASA	1,253,123
3,774,000	Marine Harvest ASA	2,196,705
542,661	Morpol ASA*	2,066,109
324,000	Norwegian Energy Co., AS*	401,367
131,328	SpareBank 1 SR Bank	1,168,325
89,710	Statoil ASA	2,217,633
1,288,000	STX OSV Holdings Ltd.	1,641,957
117,600	Telenor ASA	1,970,083
17,410	Yara International ASA	997,850
		14,952,440

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value
	SINGAPORE - 8.8%
501,000	Ascendas Real Estate Investment Trust	$848,800
700,000	Golden Agri-Resources Ltd.	424,384
3,939,000	Midas Holdings Ltd.	1,864,654
1,128,000	Olam International Ltd.	2,473,150
379,000	StarHub Ltd.	887,617
206,000	Venture Corp Ltd.	1,348,127
		7,846,732

	SWITZERLAND - 3.4%
33,425	Nestle S.A.	2,134,052
2,985	Syngenta A.G.*	959,539
		3,093,591

	THAILAND - 4.2%
1,956,000	Delta Electronics Thai PCL	1,787,125
5,840,000	Thai Beverage PCL	1,333,776
3,106,000	Thai Tap Water Supply PCL	619,638
		3,740,539

	TOTAL COMMON STOCKS
	(Cost $78,509,539)	87,866,301

	WARRANTS - 0.0%
1,700	Kingboard Chemical Holdings Ltd.*	829
	Exercise Price: 40 HKD, Expiration Date: 10/31/2012
	TOTAL WARRANTS
	(Cost $0)	829

Principal		Value
	SHORT-TERM INVESTMENTS - 1.8%
$1,594,022	UMB Money Market Fiduciary, 0.01%†	1,594,022

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,594,022)	1,594,022

	TOTAL INVESTMENTS - 99.9%
	(Cost $80,103,561)	89,461,152
	Other Assets in Excess of Liabilities - (0.1%)	51,881
	TOTAL NET ASSETS - 100.0%	$89,513,033

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

*	Non-income producing security.
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR	American Depositary Receipt.
PCL	Public Company Limited.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
HKD	Hong Kong Dollar.

See accompanying Notes to Schedule of Investments.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of July 31, 2011 (Unaudited)

Percent of
Industry	Net Assets
Consumer Discretionary	2.8%
Consumer Staples	18.2%
Energy	24.7%
Financials	6.6%
Industrials	7.7%
Information Technology	4.9%
Materials	17.3%
Telecommunication Services	7.8%
Utilities	8.1%
Total Long-Term Investments	98.1%

Short-Term Investments	1.8%
Warrants	0.0%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Principal
Amount		Value
	FIXED INCOME SECURITIES - 85.6%
	AUSTRALIA - 13.8%
$433,000	Australia Government Bond	$479,755
	5.75%, 4/15/2012
500,000	Australia Pacific Airports Melbourne Pty., Ltd.^	515,138
	5.26%, 12/14/2015
1,100,000	Queensland Treasury Corp.	1,223,313
	6.50%, 4/23/2012
1,000,000	Santos Finance Ltd.^	1,097,467
	5.44%, 9/23/2011
1,000,000	Telstra Corp. Ltd.^	1,113,471
	6.25%, 11/15/2013
2,000,000	Telstra Corp. Ltd.	2,123,254
	5.64%, 12/1/2016
632,000	Treasury Corp. of Victoria	707,083
	6.25%, 10/15/2012
1,040,000	Western Australia Treasury Corp.	1,151,173
	5.50%, 7/17/2012
		8,410,654

	CANADA - 4.6%
460,000	Canadian Government Bond	482,840
	1.50%, 12/1/2012
500,000	Export Development Canada	326,240
	9.00%, 8/1/2012
1,560,000	Export Development Canada	1,025,716
	9.00%, 4/19/2013
457,000	Province of Ontario Canada^	480,485
	1.52%, 10/5/2015
430,000	Shaw Communications, Inc.	473,691
	6.10%, 11/16/2012
		2,788,972

	DENMARK - 3.4%
11,000,000	KommuneKredit	2,050,127
	3.38%, 2/10/2014
		2,050,127

	FINLAND - 5.3%
5,000,000	Amer Sports OYJ^	795,527
	5.32%, 4/13/2016
3,000,000	Fortum OYJ^	477,129
	3.40%, 9/14/2015
5,400,000	Municipality Finance PLC	993,064
	2.75%, 9/16/2013
6,000,000	Republic of Finland^	953,859
	2.65%, 1/27/2016
		3,219,579

	GERMANY - 5.0%
882,000	Kreditanstalt fuer Wiederaufbau	780,148
	6.50%, 11/15/2011
5,300,000	Kreditanstalt fuer Wiederaufbau	987,491
	3.00%, 3/23/2012
2,000,000	Kreditanstalt fuer Wiederaufbau	1,307,348
	10.00%, 5/15/2012
		3,074,987

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Principal
Amount		Value
	MALAYSIA - 4.8%
$2,000,000	Malaysia Government Bond	$675,674
	3.83%, 9/28/2011
3,620,000	Malaysia Government Bond	1,229,767
	3.72%, 6/15/2012
3,000,000	Rantau Abang Capital BHD	1,037,815
	4.91%, 8/14/2013
		2,943,256

	NETHERLANDS - 3.0%
400,000	BASF Finance Europe NV	552,697
	3.63%, 6/3/2015
1,000,000	Energie Beheer Nederland BV	1,291,146
	1.75%, 10/18/2012
		1,843,843

	NEW ZEALAND - 8.4%
1,320,000	European Investment Bank	1,208,801
	7.75%, 7/31/12
1,000,000	Fonterra Cooperative Group Ltd.^	754,698
	5.30%, 7/10/12
1,510,000	New Zealand Government Bond	1,339,540
	6.00%, 11/15/2011
1,360,000	New Zealand Government Bond	1,256,486
	6.50%, 4/15/2013
660,000	Watercare Services Ltd.	589,545
	5.74%, 2/16/2015
		5,149,070

	NORWAY - 11.3%
5,000,000	Austevoll Seafood ASA^	933,885
	6.84%, 10/14/2013
5,500,000	KLP Kommunekreditt AS^	1,022,816
	3.28%, 9/15/2015
13,720,000	Kommunalbanken AS	2,165,913
	1.88%, 5/8/2012
2,670,000	Kommunalbanken AS	496,298
	3.00%, 3/26/2013
5,000,000	Morpol ASA^	944,691
	8.78%, 2/3/2014
5,760,000	Norway Government Bond	1,148,940
	6.50%, 5/15/2013
1,000,000	Odfjell ASA^	185,224
	7.64%, 12/4/2013
		6,897,767

	POLAND - 5.1%
2,600,000	European Investment Bank	955,993
	5.00%, 9/18/2013
2,860,000	Poland Government Bond^	1,016,583
	4.77%, 1/25/2018
850,000	Poland Government International Bond	1,111,302
	3.00%, 9/23/2014
		3,083,878

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Principal
Amount		Value
	SINGAPORE - 4.2%
$1,550,000	Singapore Government Bond	$1,481,179
	3.75%, 9/1/2016
1,250,000	Singapore Press Holdings Ltd.	1,078,935
	2.81%, 3/2/2015
		2,560,114

	SOUTH KOREA - 1.6%
740,000	Export-Import Bank of Korea	954,417
	2.50%, 10/26/2012
		954,417

	SRI LANKA - 2.4%
55,000,000	Sri Lanka Government Bonds	500,412
	6.85%, 4/15/2012
107,000,000	Sri Lanka Government Bonds	972,991
	6.90%, 8/1/2012
		1,473,403

	SWEDEN - 6.2%
3,000,000	Atlas Copco AB	481,929
	4.60%, 5/25/2012
5,000,000	City of Stockholm	796,835
	4.00%, 9/15/2011
10,000,000	SBAB Bank AB	1,589,136
	2.20%, 1/18/2012
2,800,000	Sweden Government Bond	463,629
	5.50%, 10/8/2012
3,000,000	TeliaSonera AB^	470,469
	2.75%, 3/21/2014
		3,801,998

	SWITZERLAND - 3.4%
1,600,000	Aryzta A.G.^	2,091,862
	5.00%, 10/28/14
		2,091,862

	THAILAND - 3.1%
30,000,000	Bank of Thailand^	999,903
	3.49%, 2/15/2014
27,000,000	Thailand Government Bond	910,906
	5.38%, 11/30/2011
		1,910,809

	TOTAL FIXED INCOME SECURITIES
	(Cost $48,680,591)	52,254,736

	SHORT-TERM INVESTMENTS - 12.4%
7,544,201	UMB Money Market Fiduciary, 0.01%†	7,544,201

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,544,201)	7,544,201

	TOTAL INVESTMENTS - 98.0%
	(Cost $56,224,792)	59,798,937
	Other Assets in Excess of Liabilities - 2.0%	1,251,275
	TOTAL NET ASSETS - 100.0%	$61,050,212

†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
^	Variable rate investments.
PLC	Public Limited Company.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of July 31, 2011 (Unaudited)

Percent of
Industry	Net Assets
Basic Materials	0.9%
Communications	8.6%
Consumer Cyclical	1.3%
Consumer Non-cyclical	7.7%
Energy	3.9%
Financial	10.9%
Government	48.6%
Industrial	1.9%
Utilities	1.8%
Total Long-Term Investments	85.6%

Short-Term Investments	12.4%
Total Investments	98.0%
Other Assets in Excess of Liabilities	2.0%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 94.4%
	AUSTRALIA - 3.3%
5,550	Newcrest Mining Ltd.	$241,145
9,450	Santos Ltd.	133,717
		374,862

	CANADA - 28.0%
2,000	Agnico-Eagle Mines Ltd.	111,500
5,500	Alamos Gold, Inc.	97,457
6,320	Barrick Gold Corp.	300,642
14,200	Canadian Oil Sands Ltd.	388,050
7,350	Crescent Point Energy Corp.	330,402
14,900	Endeavour Silver Corp.*	145,275
3,100	Ensign Energy Services, Inc.	66,773
15,000	Freehold Royalties Ltd.	315,872
3,300	Goldcorp, Inc.	157,772
13,900	Nexen, Inc.	324,278
4,500	Pan American Silver Corp.	135,810
7,700	Peyto Exploration & Development Corp.	187,775
1,500	Potash Corp of Saskatchewan, Inc.	86,715
4,200	Precision Drilling Corp.*	72,531
6,700	Silver Wheaton Corp.	241,736
11,900	Silvercorp Metals, Inc.	123,284
6,110	Yamana Gold, Inc.	79,308
		3,165,180

	CHILE - 0.7%
1,200	Sociedad Quimica y Minera de Chile S.A. - ADR	77,184
		77,184

	CHINA - 7.5%
180,000	China BlueChemical Ltd. - H Shares	140,189
34,000	China Shenhua Energy Co., Ltd. - H Shares	170,791
1,675	CNOOC Ltd. - ADR	372,369
42,000	Yanzhou Coal Mining Co., Ltd. - H Shares	161,129
		844,478

	GERMANY - 1.3%
1,900	K+S AG	152,259
		152,259

	INDONESIA - 1.6%
160,000	Harum Energy Tbk PT	182,535
		182,535

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value
	NORWAY - 14.7%
25,500	Det Norske Oljeselskap ASA*	$125,504
5,413	Fred Olsen Energy ASA	209,913
12,152	Leroey Seafood Group ASA	243,749
540,000	Marine Harvest ASA	314,314
76,100	Norwegian Energy Co. AS*	94,272
12,150	Statoil ASA	300,348
6,600	Yara International ASA	378,277
		1,666,377

	SINGAPORE - 2.9%
429,000	Golden Agri-Resources Ltd.	260,086
27,000	Straits Asia Resources Ltd.	67,943
		328,029

	SWITZERLAND - 26.9%
415	Syngenta AG	133,403
1,231	ZKB Gold - A Shares - ETF*	1,988,915
235	ZKB Silver - ETF*	923,550
		3,045,868

	THAILAND - 3.4%
33,000	PTT PCL	383,940
		383,940

	UNITED STATES - 4.1%
700	Monsanto Co.	51,436
1,400	Mosaic Co.	99,008
5,705	Newmont Mining Corp.	317,255
		467,699

	TOTAL COMMON STOCKS
	(Cost $10,618,946)	10,688,411

Principal		Value
	SHORT-TERM INVESTMENTS - 15.5%
$1,754,543	UMB Money Market Fiduciary, 0.01%†	1,754,543

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,754,543)	1,754,543

	TOTAL INVESTMENTS - 109.9%
	(Cost $12,373,489)	12,442,954
	Liabilities in Excess of Other Assets - (9.9%)	(1,122,271)
	TOTAL NET ASSETS - 100.0%	$11,320,683

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

*	Non-income producing security.
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR	American Depositary Receipt.
ETF	Exchange-Traded Fund.
PCL	Public Company Limited.

See accompanying Notes to Schedule of Investments.

EuroPac Hard Asset Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of July 31, 2011 (Unaudited)

Percent of
Industry	Net Assets
Consumer Staples	7.2%
Energy	34.4%
Exchange-Traded Funds	25.7%
Materials	27.1%
Total Long-Term Investments	94.4%

Short-Term Investments	15.5%
Total Investments	109.9%
Liabilities in Excess of Other Assets	(9.9)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 99.1%
	CHINA - 19.4%
110,000	Airtac International Group	$859,088
300,000	Biostime International Holdings Ltd.	655,056
260,000	China Medical System Holdings Ltd.	250,341
80,000	ChinaCache International Holdings Ltd. - ADR*	615,200
700,000	Goodbaby International Holdings Ltd.	332,614
350,000	Haitian International Holdings Ltd.	423,929
15,000	Home Inns & Hotels Management, Inc. - ADR*	578,100
25,000	iSoftstone Holdings Ltd. - ADR*	307,500
180,000	Lianhua Supermarket Holdings Co., Ltd. - H Shares	393,936
1,500,000	MIE Holdings Corp.	578,444
20,700	Simcere Pharmaceutical Group - ADR*	226,872
650,000	Trauson Holdings Co., Ltd.	251,034
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	311,600
400,000	Xingda International Holdings Ltd.	282,981
50,000	Xueda Education Group - ADR*	444,000
75,000	Yucheng Technologies Ltd.*	274,500
		6,785,195

	HONG KONG - 6.4%
1,530,000	EVA Precision Industrial Holdings Ltd.	579,157
500,000	Fufeng Group Ltd.	299,003
250,000	Man Wah Holdings Ltd.	226,861
150,000	Stella International Holdings Ltd.	409,474
345,000	TCL Communication Technology Holdings Ltd.	294,211
370,000	Yip's Chemical Holdings Ltd.	430,821
		2,239,527

	INDIA - 10.7%
75,000	Bajaj Electricals Ltd.	369,406
8,127	CMC Ltd.	207,420
80,000	Coromandel International Ltd.	592,713
40,000	Emami Ltd.	446,934
45,000	Federal Bank Ltd.*	434,119
47,941	Pantaloon Retail India Ltd.	363,201
250,000	Satyam Computer Services Ltd. - ADR*	935,000
100,000	Sintex Industries Ltd.*	397,435
		3,746,228

	INDONESIA - 18.8%
15,000,000	Alam Sutera Realty Tbk PT	738,744
1,700,000	Gajah Tunggal Tbk PT	652,666
550,000	Harum Energy Tbk PT	625,832
600,000	Hexindo Adiperkasa Tbk PT	567,529
2,325,000	Holcim Indonesia Tbk PT	565,953
1,300,000	Indika Energy Tbk PT	567,640
20,661,500	Indopoly Swakarsa Industry Tbk PT	546,194
3,500,000	Media Nusantara Citra Tbk PT	439,535
2,500,000	Mitra Adiperkasa Tbk PT	1,357,400
6,500,000	Wijaya Karya PT	518,412
		6,579,905

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Number
of Shares		Value
	MALAYSIA - 11.3%
250,000	Alliance Financial Group BHD	$312,551
580,000	Dialog Group BHD	528,996
230,000	Gamuda BHD	286,028
227,500	KPJ Healthcare BHD	352,272
1,250,000	Masterskill Education Group BHD	803,108
200,000	Parkson Holdings BHD	392,210
1,284,900	Perisai Petroleum Teknologi BHD	339,884
370,000	SapuraCrest Petroleum BHD	555,436
295,000	SP Setia BHD	387,496
		3,957,981

	PHILIPPINES - 6.3%
1,300,000	Alliance Global Group, Inc.*	357,247
500,000	DMCI Holdings, Inc.	533,997
4,000,000	Energy Development Corp.	644,727
850,000	Robinsons Land Corp.	267,869
165,000	Security Bank Corp.	424,912
		2,228,752

	SINGAPORE - 3.2%
30,000	China Yuchai International Ltd.	570,300
450,000	Super Group Ltd.	538,273
		1,108,573

	SOUTH KOREA - 2.8%
10,000	Dongbu Insurance Co., Ltd.	496,215
2,800	Hyundai Department Store Co., Ltd.	488,393
		984,608

	TAIWAN - 11.3%
204,000	Chroma ATE, Inc.	513,678
15,000	Formosa International Hotels Corp.	251,761
138,012	Huaku Development Co., Ltd.	411,038
189,040	Pacific Hospital Supply Co., Ltd.	746,956
77,000	Simplo Technology Co., Ltd.	663,631
60,000	St. Shine Optical Co., Ltd.	925,372
286,000	Taiwan Glass Industrial Corp.	443,500
		3,955,936

	THAILAND - 8.9%
430,000	BEC World PCL	591,423
2,100,000	Home Product Center PCL	646,645
1,300,000	Minor International PCL	582,727
90,000	Siam Makro PCL	702,246
1,250,000	Supalai PCL	582,335
		3,105,376

	TOTAL COMMON STOCKS
	(Cost $32,034,963)	34,692,081

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2011
(Unaudited)

Principal		Value
	SHORT-TERM INVESTMENTS - 2.0%
$688,077	UMB Money Market Fiduciary, 0.01%†	$688,077

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $688,077)	688,077

	TOTAL INVESTMENTS - 101.1%
	(Cost $32,723,040)	35,380,158
	Liabilities in Excess of Other Assets - (1.1%)	(365,357)
	TOTAL NET ASSETS - 100.0%	$35,014,801

*	Non-income producing security.
†	The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR	American Depositary Receipt.
PCL	Public Company Limited.

See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SUMMARY OF INVESTMENTS BY INDUSTRY - As of July 31, 2011 (Unaudited)

Percent of
Industry	Net Assets
Consumer Discretionary	25.5%
Consumer Staples	7.8%
Energy	7.6%
Financials	11.6%
Health Care	8.8%
Industrials	17.3%
Information Technology	10.9%
Materials	7.8%
Utilities	1.8%
Total Long-Term Investments	99.1%
Short-Term Investments	2.0%
Total Investments	101.1%
Liabilities in Excess of Other Assets	(1.1)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2011

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), and EuroPac Hard Asset Fund (the “Hard Asset Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation.  The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long term capital appreciation. The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) are calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2011 (Continued)

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  A Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

Note 3 – Federal Income Taxes
At July 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International	International	Asia Small	Hard
	Value Fund	Bond Fund	Companies Fund	Asset Fund

Cost of investments	$80,350,304	$56,224,792	$32,723,040	$12,373,489

Gross unrealized appreciation	$13,746,445	$3,645,606	$4,309,039	$266,463
Gross unrealized depreciation	(4,635,597)	(71,461)	(1,651,921)	(196,998)
Unrealized appreciation on foreign currency	11,252	41,535	1,416	357
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	$9,122,100	$3,615,680	$2,658,534	$69,822

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2011 (Continued)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2011, in valuing the Funds’ assets carried at fair value:

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2011 (Continued)

International Value Fund
	Level 1	Level 2*	Level 3**	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$2,475,439	$-	$-	$2,475,439
Consumer Staples	16,330,765	-	-	16,330,765
Energy	22,076,099	-	-	22,076,099
Financials	5,922,025	-	-	5,922,025
Health Care	6,943,971	-	-	6,943,971
Industrials	5,020,115	-	-	5,020,115
Information Technology	4,401,058	-	-	4,401,058
Materials	15,488,150	-	-	15,488,150
Telecommunication Services	6,967,243	-	-	6,967,243
Utilities	7,261,551	-	-	7,261,551
Short-Term Investments	1,594,022	-	-	1,594,022
Warrants	829	-	-	829
Total Investments, at Value	89,461,152	-	-	89,461,152
Total Assets	$89,461,152	$-	$-	$89,461,152

International Bond Fund
	Level 1	Level 2*	Level 3**	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Assets Table
Investments, at Value:
Bonds:
Basic Materials	$552,697	$-	$-	$552,697
Communications	-	5,259,821	-	5,259,821
Consumer, Cyclical	-	795,527	-	795,527
Consumer, Non-cyclical	2,091,862	2,633,274	-	4,725,136
Energy	-	2,388,614	-	2,388,614
Financial	3,041,913	3,576,530	-	6,618,443
Government	8,092,348	21,573,187	-	29,665,535
Industrial	-	1,182,291	-	1,182,291
Utilities	-	1,066,673	-	1,066,673
Short-Term Investments	7,544,200	-	-	7,544,200
Total Investments, at Value	21,323,020	38,475,917	-	59,798,937
Total Assets	$21,323,020	$38,475,917	$-	$59,798,937

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
July 31, 2011 (Continued)

Asia Small Companies Fund
	Level 1	Level 2*	Level 3**	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$1,022,100	$7,907,423	$-	$8,929,523
Consumer Staples	446,934	2,289,512	-	2,736,446
Energy	-	2,667,237	-	2,667,237
Financials	-	4,055,278	-	4,055,278
Health Care	538,472	2,525,976	-	3,064,448
Industrials	994,229	5,071,389	-	6,065,618
Information Technology	2,132,200	1,678,940	-	3,811,140
Materials	592,713	2,124,951	-	2,717,661
Utilities	-	644,727	-	644,727
Short-Term Investments	688,077	-	-	688,077
Total Investments, at Value	6,414,725	28,965,433	-	35,380,158
Total Assets	$6,414,725	$28,965,433	$-	$35,380,158

Hard Asset Fund
	Level 1	Level 2*	Level 3**	Total
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Assets Table
Investments, at Value:
Common Stocks:
Consumer Staples	$818,149	$-	$-	$818,149
Energy	3,888,141	-	-	3,888,141
Materials	3,069,657	-	-	3,069,657
Exchange-Traded Fund	2,912,464	-	-	2,912,464
Short-Term Investments	1,754,543	-	-	1,754,543
Total Investments, at Value	12,442,954	-	-	12,442,954
Total Assets	$12,442,954	$-	$-	$12,442,954

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $33,266,569 and $28,965,433 of investment securities from International Bond Fund and Asia Small Companies Fund, respectively, were classified as level 2 instead of level 1.

** The Funds did not hold any Level 3 securities at July 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	September 28, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	September 28, 2011

* Print the name and title of each signing officer under his or her signature.